Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MUNDOVAL FUNDS
Entity Central Index Key	0001293530
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Mundoval Fund
Shareholder Report [Line Items]
Fund Name	Mundoval Fund
Class Name	Mundoval Fund
Trading Symbol	MUNDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Mundoval Fund ("Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mundoval.com/mundoval-fund. You can also request this information by contacting us at 1-800-595-2877.
Additional Information Phone Number	1-800-595-2877
Additional Information Website	https://www.mundoval.com/mundoval-fund
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Mundoval Fund	$162	1.49%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance.

For the year ended December 31, 2025, Mundoval Fund returned 17.99% versus 21.09% for the MSCI World Index. Since inception on September 3, 2004, the average annualized rate of return for the Fund through December 31, 2025 was 8.14% versus 9.03% for the MSCI World Index.

Positive factors impacting investment performance for the Fund during the year included the Information Technology Sector (Apple Inc. & Taiwan Semiconductor Manufacturing Co. Ltd.), Communications Sector (Alphabet Inc.) and the Financial Sector (Bank of America). Negative factors impacting investment performance for the Fund during the year included the Healthcare sector (Novo Nordisk A/S) and Consumer Discretionary sector (Nike, Inc.).

During the year the Fund sold shares in Haleon PLC, Merck & Co., Mondelez International Inc., Paycom Software, The Estée Lauder Companies, Thermo Fisher Scientific and West Pharmaceutical Services Inc. The Fund purchased new shares of Broadridge Financial Solutions, Inc., Fiserv, Inc., and IQVIA Holdings, Inc. The geographic diversification of the Fund's net assets as of December 31, 2025, was 77.68% Domestic stocks, 20.86% International stocks and 1.46% cash equivalents.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Years	10 Years
Mundoval Fund	17.99%	8.75%	11.34%
MSCI World Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,979,799
Holdings Count | shares	41
Advisory Fees Paid, Amount	$ 389,415
Investment Company, Portfolio Turnover	8.51%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$27,979,799
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	8.51%
Total Advisory Fees Paid ($)	$389,415
Total Advisory Fees Before Waiver ($)	$392,961

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of net assets)

Alphabet, Inc. Class C	11.22%
Alphabet, Inc. Class A	11.19%
Mastercard Inc. Class A	10.20%
Taiwan Semiconductor Manufacturing Company	7.06%
Apple, Inc.	5.83%
LVMH Moët Hennessy Louis Vuitton	5.39%
The TJX Companies, Inc.	4.94%
Bank of America Corporation	4.91%
The Hershey Company	2.93%
Berkshire Hathaway Inc. Class B	2.87%
Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of net assets)

Alphabet, Inc. Class C	11.22%
Alphabet, Inc. Class A	11.19%
Mastercard Inc. Class A	10.20%
Taiwan Semiconductor Manufacturing Company	7.06%
Apple, Inc.	5.83%
LVMH Moët Hennessy Louis Vuitton	5.39%
The TJX Companies, Inc.	4.94%
Bank of America Corporation	4.91%
The Hershey Company	2.93%
Berkshire Hathaway Inc. Class B	2.87%